Assets held for sale and discontinued operations (Tables)	12 Months Ended
Mar. 31, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held for sale	Financial information relating to the loss arising on the disposal of NG Renewables is set out below:

£m
Goodwill	51
Property, plant and equipment	438
Investment in joint venture	906
Trade and other receivables	141
Cash and cash equivalents	58
Financial investments	41
Other assets	66
Total assets on disposal	1,701
Borrowings	(2)
Other liabilities	(159)
Total liabilities on disposal	(161)
Net assets on disposal	1,540

Satisfied by:
Proceeds	1,531
Total consideration	1,531

Less:
Disposal-related costs	(11)
Loss on disposal before tax and reclassification of foreign currency translation reserve	(20)

Reclassification of foreign currency translation reserve¹	(76)
Tax	5
Post-tax loss on disposal	(91)
1.The reclassification of the foreign currency translation reserve attributable to NG Renewables comprises a loss of £84 million relating to the retranslation of NG Renewables’ operations offset by a gain of £8 million relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the Group’s net investment in NG Renewables.
Financial information relating to the gain arising on the disposal of Grain LNG is set out below:

£m
Other intangible assets	27
Property, plant and equipment	962
Trade and other receivables	27
Cash and cash equivalents	163
Other assets	20
Total assets on disposal	1,199
Borrowings	(135)
Other liabilities	(196)
Total liabilities on disposal	(331)
Net assets on disposal	868

Satisfied by:
Proceeds	1,375
Total consideration	1,375

Less:
Disposal-related costs	(18)
Gain on disposal	489

Schedule of statements for discontinued operations	The summary income statements for the years ended 31 March 2025 and 2024 are as follows:

	2025	2024
	£m	£m
Operating profit	—	—
Finance income	5	17
Finance costs[1]	47	62
Profit before tax	52	79
Tax	(1)	(1)
Profit after tax from discontinued operations	51	78
Gain/(loss) on disposal	25	(4)
Total profit after tax from discontinued operations	76	74
1.Finance costs included the remeasurement of the Further Acquisition Agreement option and the Remaining Acquisition Agreement, as detailed in the Annual Report and Accounts for the year ended 31 March 2025.
The summary statements of comprehensive income for the years ended 31 March 2025 and 2024 are as follows:

	2025	2024
	£m	£m
Profit after tax from discontinued operations	76	74
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net (losses)/gains on investments in debt instruments measured at fair value through other comprehensive income	(13)	13
Tax on items that may be reclassified subsequently to profit or loss	3	(3)
Total (losses)/gains from discontinued operations that may be reclassified subsequently to profit or loss	(10)	10
Other comprehensive (loss)/income for the year, net of tax from discontinued operations	(10)	10
Total comprehensive income for the year from discontinued operations	66	84